Customer and Brokered Deposit Accounts (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest expense on customer deposit accounts
Savings accounts	$ 658	$ 746	$ 690
Money market demand and demand deposit accounts	525	291	320
Certificate and brokered accounts	7,968	14,184	16,466
Total	$ 9,151	$ 15,221	$ 17,476